PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended		84 Months Ended		96 Months Ended
	Feb. 28, 2011 USD ($)	Feb. 28, 2011 ILS	Dec. 31, 2000 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2007 USD ($)	Dec. 31, 2011 USD ($)
PROPERTY AND EQUIPMENT [Abstract]
Aggregate investment grants received				$ 284,406		$ 284,406			$ 282,512
Rate of qualified investments eligible for grants			20.00%
Maximum amount of qualified investments			1,250,000
Maximum aggregate grant amount			250,000
Investment grants	$ 39,000	150,000		$ 2,600	10,000	$ 36,000	135,000	$ 165,000